Investment Securities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available for Sale Securities by Type
Cost	$ 4,280,000,000	$ 4,935,000,000
Gross Unrealized Gains	154,000,000	165,000,000
Gross Unrealized Losses	(3,000,000)	(84,000,000)
Estimated Fair Value	4,431,000,000	5,016,000,000	5,614,000,000
State and municipal obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	3,366,000,000	4,060,000,000
Gross Unrealized Gains	129,000,000	54,000,000
Gross Unrealized Losses	(2,000,000)	(79,000,000)
Estimated Fair Value	3,493,000,000	4,035,000,000	4,474,000,000
U.S. Government agency obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	3,000,000	3,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	3,000,000	3,000,000	3,000,000
U.S. Government treasury obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	346,000,000	318,000,000
Gross Unrealized Gains	4,000,000	3,000,000
Gross Unrealized Losses	0	(1,000,000)
Estimated Fair Value	350,000,000	320,000,000	338,000,000
Corporate debt securities [Member]
Schedule of Available for Sale Securities by Type
Cost	37,000,000	43,000,000
Gross Unrealized Gains	3,000,000	3,000,000
Gross Unrealized Losses	0	0
Estimated Fair Value	40,000,000	46,000,000	79,000,000
Mortgage-backed securities [Member]
Schedule of Available for Sale Securities by Type
Cost	128,000,000	160,000,000
Gross Unrealized Gains	8,000,000	5,000,000
Gross Unrealized Losses	0	(1,000,000)
Estimated Fair Value	136,000,000	164,000,000	224,000,000
Equity securities [Member]
Schedule of Available for Sale Securities by Type
Cost	0	29,000,000
Gross Unrealized Gains	1,000,000	95,000,000
Gross Unrealized Losses	0	0
Estimated Fair Value	1,000,000	124,000,000	296,000,000
Foreign government bonds and obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	350,000,000	272,000,000
Gross Unrealized Gains	9,000,000	5,000,000
Gross Unrealized Losses	0	(1,000,000)
Estimated Fair Value	359,000,000	276,000,000	149,000,000
Other [Member]
Schedule of Available for Sale Securities by Type
Cost	50,000,000	50,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(1,000,000)	(2,000,000)
Estimated Fair Value	$ 49,000,000	$ 48,000,000	$ 51,000,000